Note 8 - Segment Information - Schedule of Segment Information (Details) - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative expenses	$ 659
Archimedes Tech SPAC Partners II Co
Cash	1,362,766		$ 1,362,766
General and administrative expenses		$ 78,700	785,975
Cash held in Trust Account	$ 239,860,969	0	239,860,969
Interest earned on cash in bank account			8,710,969
Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co
Interest earned on cash in bank account		0	61,744
Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co
Interest earned on cash in bank account		0	8,710,969
Operating Segments [Member] | Archimedes Tech SPAC Partners II Co
General and administrative expenses		$ 78,700	785,975
Operating Segments [Member] | Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co
Interest earned on cash in bank account			61,744
Operating Segments [Member] | Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co
Interest earned on cash in bank account			$ 8,710,969